Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Summary of equity

Total equity
In EUR million	2025	2024	2023
Share capital and share premium
- Share capital	30	31	35
- Share premium	17,116	17,116	17,116
	17,147	17,148	17,151

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,444	1,816	1,152
- Revaluation reserve: Debt instruments at FVOCI	-41	-479	-280
- Revaluation reserve: Cash flow hedge	-1,096	-1,693	-2,058
- Revaluation reserve: Credit liability	-49	-15	31
- Revaluation reserve: Property in own use	156	161	178
- Net defined benefit asset/liability remeasurement reserve	-345	-333	-317
- Currency translation reserve	-2,774	-1,986	-2,527
- Share of associates and joint ventures and other reserves	2,031	2,607	3,047
- Treasury shares	-2,404	-765	-1,994
	-3,080	-687	-2,767

Retained earnings	40,016	36,243	40,299

Shareholders’ equity (parent)	54,083	52,703	54,684
Non-controlling interests	1,255	995	944
Total equity	55,339	53,698	55,628

Schedule of share capital

Share capital
				Ordinary shares (par value EUR 0.01)
	Number x 1,000			In EUR million
	2025	2024	2023	2025	2024	2023
Authorised share capital	9,142,000	9,142,000	9,142,000	91	91	91
Unissued share capital	6,120,457	5,994,609	5,643,806	61	60	56
Issued share capital	3,021,543	3,147,391	3,498,194	30	31	35

Reserves and other equity interest

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 31 December 2022	3,726,539	37
Issue of shares	5
Cancellation of shares	-228,350	-2
Issued share capital as at 31 December 2023	3,498,194	35
Cancellation of shares	-350,803	-4
Issued share capital as at 31 December 2024	3,147,391	31
Cancellation of shares	-125,848	-1
Issued share capital as at 31 December 2025	3,021,543	30

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2025	2024	2023	2025	2024	2023
Opening balance	1,816	1,152	1,187	-479	-280	-341
Unrealised revaluations	-366	664	-35	459	-261	53
Realised gains/losses transferred to the statement of profit or loss				-21	62	9
Realised revaluations transferred to retained earnings	-6		1
Closing balance	1,444	1,816	1,152	-41	-479	-280

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2025	2024	2023	2025	2024	2023
Opening balance	-1,693	-2,058	-3,055	-15	31	70
Changes in credit liability reserve				-34	-46	-39
Unrealised revaluations	597	365	997
Closing balance	-1,096	-1,693	-2,058	-49	-15	31

Changes in Property in own use reserve
In EUR million	2025	2024	2023
Opening balance	161	178	176
Unrealised revaluations	7	3	10
Realised revaluations transferred to retained earnings	-12	-20	-8
Closing balance	156	161	178

Changes in currency translation reserve
In EUR million	2025	2024	2023
Opening balance	-1,986	-2,527	-2,395
Unrealised revaluations	637	-222	183
Realised gains/losses transferred to the statement of profit or loss		1
Exchange rate differences	-1,425	763	-316
Closing balance	-2,774	-1,986	-2,527

Changes in share of associates, joint ventures and other reserves
In EUR million	2025	2024	2023
Opening balance	2,607	3,047	3,603
Result for the year	14	125	336
Transfer to/from retained earnings	-590	-565	-892
Closing balance	2,031	2,607	3,047

Changes in treasury shares
	In EUR million			Number x 1,000
	2025	2024	2023	2025	2024	2023
Opening balance	-765	-1,994	-1,205	51,117	154,571	107,395
Purchased/sold for trading purposes	6	2	-7	-480	-211	464
Purchased under staff share plans	-64	-43	-42	3,674	3,319	3,156
Distributed under staff share plans	60	43	41	-3,460	-3,343	-3,106
Purchased under Share buyback programme	-3,641	-3,774	-3,482	194,102	247,584	275,013
Cancelled under Share buyback programme	2,000	5,000	2,701	-125,848	-350,803	-228,350
Closing balance	-2,404	-765	-1,994	119,105	51,117	154,571

Changes in retained earnings
In EUR million	2025	2024	2023
Opening balance	36,243	40,299	41,538
Impact on opening balance[1]			-45
Transfer to/from other reserves	616	585	899
Result for the year	8,310	5,209	3,804
Dividend and other distributions	-3,691	-4,124	-2,668
Employee share plans	-8	1	-7
Share buybacks and other changes	-1,453	-5,728	-3,222
Closing balance	40,016	36,243	40,299
1In 2023, changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees.

Non-distributable reserves
In EUR million	2025	2024	2023
ING Bank	6,225	5,672	6,727
Other	0	0	0
Non-distributable reserves	6,225	5,672	6,727
The following table shows the movement of the cash flow hedge reserve:

Movement cash flow hedge reserve
in EUR million	2025	2024
Opening balance	-1,693	-2,058
Value changes recognised in OCI	799	743
Amounts recycled to profit or loss	149	-209
Income tax	-175	-140
Exchange rate and other changes	-12	-14
Adjustment for non controlling interest	-163	-14
Movement for the year	597	365
Ending balance	-1,096	-1,693